Distribution Date:	12/16/22	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center , 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61763KAW4	1.313000%	48,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61763KAX2	2.979000%	89,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61763KAY0	3.654000%	86,600,000.00	19,707,654.76	1,202,491.88	60,009.81	0.00	0.00	1,262,501.69	18,505,162.88	45.07%	30.00%
A-3	61763KAZ7	3.773000%	210,000,000.00	54,980,098.44	0.00	172,866.59	0.00	0.00	172,866.59	54,980,098.44	45.07%	30.00%
A-4	61763KBA1	4.051000%	321,231,000.00	321,231,000.00	0.00	1,084,422.32	0.00	0.00	1,084,422.32	321,231,000.00	45.07%	30.00%
A-S	61763KBC7	4.255000%	52,638,000.00	52,638,000.00	0.00	186,645.58	0.00	0.00	186,645.58	52,638,000.00	37.75%	25.13%
B	61763KBD5	4.565000%	80,982,000.00	80,982,000.00	0.00	308,069.03	0.00	0.00	308,069.03	80,982,000.00	26.48%	17.63%
C	61763KBF0	4.891550%	44,540,000.00	44,540,000.00	0.00	181,558.04	0.00	0.00	181,558.04	44,540,000.00	20.28%	13.50%
D	61763KAE4	4.891550%	64,786,000.00	64,786,000.00	0.00	264,086.65	0.00	0.00	264,086.65	64,786,000.00	11.27%	7.50%
E	61763KAG9	4.891550%	13,497,000.00	13,497,000.00	0.00	55,017.71	0.00	0.00	55,017.71	13,497,000.00	9.39%	6.25%
F	61763KAJ3	4.000000%	10,797,000.00	10,797,000.00	0.00	35,990.00	0.00	0.00	35,990.00	10,797,000.00	7.89%	5.25%
G	61763KAL8	4.000000%	10,798,000.00	10,798,000.00	0.00	35,993.33	0.00	0.00	35,993.33	10,798,000.00	6.39%	4.25%
H	61763KAN4	4.000000%	18,896,000.00	18,896,000.00	0.00	62,986.67	0.00	0.00	62,986.67	18,896,000.00	3.76%	2.50%
J	61763KAQ7	4.000000%	26,994,197.00	26,994,197.00	0.00	89,827.38	0.00	0.00	89,827.38	26,994,197.00	0.00%	0.00%
V	61763KAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61763KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,079,759,199.00	719,846,950.20	1,202,491.88	2,537,473.11	0.00	0.00	3,739,964.99	718,644,458.32

X-A	61763KBB9	0.868128%	808,469,000.00	448,556,753.20	0.00	324,503.97	0.00	0.00	324,503.97	447,354,261.32
X-B	61763KAA2	0.326550%	80,982,000.00	80,982,000.00	0.00	22,037.25	0.00	0.00	22,037.25	80,982,000.00
X-C	61763KAC8	0.891550%	67,485,197.00	67,485,197.00	0.00	50,138.71	0.00	0.00	50,138.71	67,485,197.00
Notional SubTotal			956,936,197.00	597,023,950.20	0.00	396,679.93	0.00	0.00	396,679.93	595,821,458.32

Deal Distribution Total					1,202,491.88	2,934,153.04	0.00	0.00	4,136,644.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61763KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61763KAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61763KAY0	227.57107113	13.88558753	0.69295393	0.00000000	0.00000000	0.00000000	0.00000000	14.57854145	213.68548360
A-3	61763KAZ7	261.80999257	0.00000000	0.82317424	0.00000000	0.00000000	0.00000000	0.00000000	0.82317424	261.80999257
A-4	61763KBA1	1,000.00000000	0.00000000	3.37583334	0.00000000	0.00000000	0.00000000	0.00000000	3.37583334	1,000.00000000
A-S	61763KBC7	1,000.00000000	0.00000000	3.54583343	0.00000000	0.00000000	0.00000000	0.00000000	3.54583343	1,000.00000000
B	61763KBD5	1,000.00000000	0.00000000	3.80416673	0.00000000	0.00000000	0.00000000	0.00000000	3.80416673	1,000.00000000
C	61763KBF0	1,000.00000000	0.00000000	4.07629187	0.00000000	0.00000000	0.00000000	0.00000000	4.07629187	1,000.00000000
D	61763KAE4	1,000.00000000	0.00000000	4.07629195	0.00000000	0.00000000	0.00000000	0.00000000	4.07629195	1,000.00000000
E	61763KAG9	1,000.00000000	0.00000000	4.07629177	0.00000000	0.00000000	0.00000000	0.00000000	4.07629177	1,000.00000000
F	61763KAJ3	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G	61763KAL8	1,000.00000000	0.00000000	3.33333302	0.00000000	0.00000000	0.00000000	0.00000000	3.33333302	1,000.00000000
H	61763KAN4	1,000.00000000	0.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	3.33333351	1,000.00000000
J	61763KAQ7	1,000.00000000	0.00000000	3.32765520	0.00567826	0.00798097	0.00000000	0.00000000	3.32765520	1,000.00000000
V	61763KAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61763KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61763KBB9	554.82245231	0.00000000	0.40138084	0.00000000	0.00000000	0.00000000	0.00000000	0.40138084	553.33508313
X-B	61763KAA2	1,000.00000000	0.00000000	0.27212529	0.00000000	0.00000000	0.00000000	0.00000000	0.27212529	1,000.00000000
X-C	61763KAC8	1,000.00000000	0.00000000	0.74295864	0.00000000	0.00000000	0.00000000	0.00000000	0.74295864	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	60,009.81	0.00	60,009.81	0.00	0.00	0.00	60,009.81	0.00
A-3	11/01/22 - 11/30/22	30	0.00	172,866.59	0.00	172,866.59	0.00	0.00	0.00	172,866.59	0.00
A-4	11/01/22 - 11/30/22	30	0.00	1,084,422.32	0.00	1,084,422.32	0.00	0.00	0.00	1,084,422.32	0.00
X-A	11/01/22 - 11/30/22	30	0.00	324,503.97	0.00	324,503.97	0.00	0.00	0.00	324,503.97	0.00
X-B	11/01/22 - 11/30/22	30	0.00	22,037.25	0.00	22,037.25	0.00	0.00	0.00	22,037.25	0.00
X-C	11/01/22 - 11/30/22	30	0.00	50,138.71	0.00	50,138.71	0.00	0.00	0.00	50,138.71	0.00
A-S	11/01/22 - 11/30/22	30	0.00	186,645.58	0.00	186,645.58	0.00	0.00	0.00	186,645.58	0.00
B	11/01/22 - 11/30/22	30	0.00	308,069.03	0.00	308,069.03	0.00	0.00	0.00	308,069.03	0.00
C	11/01/22 - 11/30/22	30	0.00	181,558.04	0.00	181,558.04	0.00	0.00	0.00	181,558.04	0.00
D	11/01/22 - 11/30/22	30	0.00	264,086.65	0.00	264,086.65	0.00	0.00	0.00	264,086.65	0.00
E	11/01/22 - 11/30/22	30	0.00	55,017.71	0.00	55,017.71	0.00	0.00	0.00	55,017.71	0.00
F	11/01/22 - 11/30/22	30	0.00	35,990.00	0.00	35,990.00	0.00	0.00	0.00	35,990.00	0.00
G	11/01/22 - 11/30/22	30	0.00	35,993.33	0.00	35,993.33	0.00	0.00	0.00	35,993.33	0.00
H	11/01/22 - 11/30/22	30	0.00	62,986.67	0.00	62,986.67	0.00	0.00	0.00	62,986.67	0.00
J	11/01/22 - 11/30/22	30	62.16	89,980.66	0.00	89,980.66	153.28	0.00	0.00	89,827.38	215.44
Totals			62.16	2,934,306.32	0.00	2,934,306.32	153.28	0.00	0.00	2,934,153.04	215.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61763KBC7	4.255000%	52,638,000.00	52,638,000.00	0.00	186,645.58	0.00	0.00	186,645.58	52,638,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61763KBD5	4.565000%	80,982,000.00	80,982,000.00	0.00	308,069.03	0.00	0.00	308,069.03	80,982,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61763KBF0	4.891550%	44,540,000.00	44,540,000.00	0.00	181,558.04	0.00	0.00	181,558.04	44,540,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			178,160,000.03	178,160,000.00	0.00	676,272.65	0.00	0.00	676,272.65	178,160,000.00

Exchangeable Certificate Details
PST	61763KBE3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	4,136,644.92	Beginning Reserve Account Balance	115,507.68
		Fund Deposit Amount	0.00
		Fund Reduc Amount	62.16
		Ending Reserve Account Balance	115,445.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,949,352.23	Master Servicing Fee	11,997.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,943.59
Interest Adjustments	0.00	Trustee Fee	281.94
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.94
ARD Interest	0.00	Trust Advisor Fee	523.01
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,949,352.23	Total Fees	15,045.93

Principal		Expenses/Reimbursements
Scheduled Principal	1,202,491.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	215.44
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,202,491.88	Total Expenses/Reimbursements	215.44

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,934,153.04
Borrower Option Extension Fees	0.00	Principal Distribution	1,202,491.88
Gain on Sale / Excess Liquidation Proceeds	62.16	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	62.16	Total Payments to Certificateholders and Others	4,136,644.92
Total Funds Collected	4,151,906.27	Total Funds Distributed	4,151,906.29

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	719,846,950.34	719,846,950.34	Beginning Certificate Balance	719,846,950.20
(-) Scheduled Principal Collections	1,202,491.88	1,202,491.88	(-) Principal Distributions	1,202,491.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	718,644,458.46	718,644,458.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	719,846,950.36	719,846,950.36	Ending Certificate Balance	718,644,458.32
Ending Actual Collateral Balance	718,644,458.49	718,644,458.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP
10,000,000 or less	12	58,948,751.72	8.20%	14	4.8491	2.005716	1.30 or less	4	75,182,538.12	10.46%	14	5.1408	0.620301
10,000,001 to 20,000,000	6	94,008,064.49	13.08%	14	5.0179	1.934558	1.31 - 1.40	1	17,356,613.71	2.42%	16	5.0000	1.359600
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 - 1.50	1	14,289,641.97	1.99%	16	4.8200	1.407600
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 - 1.60	1	3,568,812.76	0.50%	13	5.1600	1.565300
40,000,001 to 50,000,000	1	46,847,118.75	6.52%	13	4.6610	3.722300	1.61 - 1.70	3	67,043,511.89	9.33%	12	5.3739	1.682591
50,000,001 to 60,000,000	3	170,355,322.50	23.71%	13	5.3770	1.455787	1.71 - 1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	2	149,415,584.42	20.79%	14	4.2880	2.881263	1.91 - 2.00	1	11,019,422.30	1.53%	15	4.9050	1.924400
80,000,001or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 - 2.10	2	68,987,280.29	9.60%	12	5.4468	2.056255
Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706	2.11 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.40	1	18,799,654.47	2.62%	12	5.4300	2.261600
							2.41 - 2.90	5	112,098,295.96	15.60%	14	4.4251	2.740148
							2.91 or greater	5	131,229,070.41	18.26%	14	4.4489	3.288135
							Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP
							Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP
Alabama	2	1,766,672.37	0.25%	15	4.9050	1.924400
							Lodging	5	139,044,965.36	19.35%	13	5.0893	2.059704
California	4	17,914,717.07	2.49%	15	4.6487	3.464980
							Mixed Use	1	8,240,557.62	1.15%	15	4.6300	2.797900
Florida	3	33,384,300.32	4.65%	12	5.4157	2.172852
							Mobile Home Park	1	4,340,255.51	0.60%	15	5.0500	2.487000
Georgia	3	112,611,215.85	15.67%	12	5.4414	2.051228
							Multi-Family	1	3,599,189.52	0.50%	15	4.9200	0.134800
Illinois	3	18,536,142.74	2.58%	16	4.9940	1.395540
							Office	4	15,662,833.32	2.18%	14	4.8850	1.471236
Indiana	3	50,446,308.27	7.02%	13	4.6795	3.466343
							Other	1	110,629,607.08	15.39%	12	5.4510	2.053500
Kentucky	1	7,834,607.41	1.09%	15	4.8000	1.665000
							Retail	24	228,383,274.03	31.78%	14	4.4772	2.490709
Maryland	2	149,415,584.42	20.79%	14	4.2880	2.917493
							Self Storage	3	9,674,159.45	1.35%	14	4.6646	4.033206
Missouri	1	6,856,365.23	0.95%	15	4.8600	0.646600
							Totals	51	718,644,458.46	100.00%	14	4.9163	2.072706
Nevada	1	4,340,255.51	0.60%	15	5.0500	2.487000

New York	1	18,870,255.30	2.63%	15	4.5410	2.446300

Ohio	4	3,187,349.55	0.44%	15	4.9050	1.924400

Oregon	1	5,939,435.32	0.83%	14	5.0400	2.483300

Pennsylvania	6	77,909,458.33	10.84%	14	5.1726	0.871800

Texas	4	9,723,398.00	1.35%	13	4.7903	0.853028

Wisconsin	1	838,776.19	0.12%	15	4.9050	1.924400

Totals	51	718,644,458.46	100.00%	14	4.9163	2.072706

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP
	4.500% or less	3	154,416,852.39	21.49%	14	4.2949	2.791109	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	12	144,587,931.26	20.12%	15	4.7422	2.527849	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	9	220,570,058.23	30.69%	13	5.3668	1.616237	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	24	519,574,841.88	72.30%	14	4.8744	2.219092
								Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP
	60 months or less	24	519,574,841.88	72.30%	14	4.8744	2.219092	Interest Only	2	149,415,584.42	20.79%	14	4.2880	2.881263
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	370,159,257.46	51.51%	13	5.1111	1.951805
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706	Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	199,069,616.58	27.70%	14	5.0254	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	130,022,595.76	18.09%	13	4.7828	2.350262	79 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	386,196,876.40	53.74%	14	4.9073	2.163289	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	1	3,355,369.72	0.47%	14	4.6420	3.558900	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	718,644,458.46	100.00%	14	4.9163	2.072706
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	300801017	RT	Hanover	MD	Actual/360	4.288%	266,955.84	0.00	0.00	N/A	02/06/24	--	74,707,792.21	74,707,792.21	12/06/22
1B	883100197	RT	Hanover	MD	Actual/360	4.288%	266,955.84	0.00	0.00	N/A	02/06/24	--	74,707,792.21	74,707,792.21	12/06/22
2A	300801014	98	Atlanta	GA	Actual/360	5.451%	252,065.84	175,749.44	0.00	N/A	12/01/23	--	55,490,552.99	55,314,803.55	12/01/22
2B	310922432				Actual/360	5.451%	252,065.84	175,749.44	0.00	N/A	12/01/23	--	55,490,552.99	55,314,803.55	12/01/22
3	301821003	LO	San Juan	PR	Actual/360	5.187%	315,111.30	150,950.57	0.00	N/A	04/01/24	05/01/23	72,900,242.35	72,749,291.78	12/01/22
5	1341648	LO	Philadelphia	PA	Actual/360	5.240%	261,347.08	124,762.06	0.00	N/A	02/01/24	--	59,850,477.46	59,725,715.40	12/01/22
7	301591005	LO	Indianapolis	IN	Actual/360	4.661%	182,256.79	75,891.36	0.00	N/A	01/01/24	--	46,923,010.11	46,847,118.75	12/01/22
8	301821008	LO	Miami	FL	Actual/360	5.430%	85,243.58	38,705.50	0.00	N/A	12/01/23	--	18,838,359.97	18,799,654.47	12/01/22
9	301821009	LO	Miami	FL	Actual/360	5.430%	61,995.33	28,149.45	0.00	N/A	12/01/23	--	13,700,626.19	13,672,476.74	12/01/22
12	301821012	RT	Chicago	IL	Actual/360	4.860%	92,947.43	49,693.07	0.00	N/A	04/01/24	--	22,949,982.34	22,900,289.27	12/01/22
13	301821013	RT	Colonie	NY	Actual/360	4.541%	71,570.84	42,982.14	0.00	N/A	03/01/24	--	18,913,237.44	18,870,255.30	12/01/22
14	301821014	RT	Chicago	IL	Actual/360	5.000%	72,462.41	34,365.09	0.00	N/A	04/01/24	--	17,390,978.80	17,356,613.71	12/01/22
15	300801022	MF	Waukegan	IL	Actual/360	4.670%	73,357.92	0.00	0.00	N/A	09/01/23	--	18,850,000.00	18,850,000.00	12/01/22
16	301821016	MF	Northville	MI	Actual/360	4.860%	65,472.22	30,942.19	0.00	N/A	01/01/24	10/01/23	16,165,979.61	16,135,037.42	12/01/22
18	301821018	MF	Kalamazoo	MI	Actual/360	5.150%	64,805.19	22,559.01	0.00	N/A	07/05/23	--	15,100,238.00	15,077,678.99	12/05/22
19	301821019	RT	Ephrata	PA	Actual/360	4.820%	57,485.84	22,184.21	0.00	N/A	04/01/24	--	14,311,826.18	14,289,641.97	12/01/22
20	301821020	MF	Indianapolis	IN	Actual/360	4.770%	52,154.47	23,659.29	0.00	N/A	11/01/23	--	13,120,620.16	13,096,960.87	12/01/22
21	301821021	MF	Pensacola	FL	Actual/360	5.420%	57,890.92	22,305.21	0.00	N/A	03/01/24	--	12,817,177.97	12,794,872.76	12/01/22
22	301821022	Various Various		Various	Actual/360	4.905%	45,106.91	15,908.51	0.00	N/A	03/01/24	--	11,035,330.81	11,019,422.30	12/01/22
24	301821024	IN	Boothwyn	PA	Actual/360	4.940%	34,162.61	26,852.85	0.00	N/A	04/01/24	--	8,298,608.71	8,271,755.86	12/01/22
25	301821025	MU	La Crescenta	CA	Actual/360	4.630%	31,866.38	18,548.62	0.00	N/A	03/01/24	--	8,259,106.24	8,240,557.62	12/01/22
26	301821026	SS	Nottingham	MD	Actual/360	4.760%	36,493.33	0.00	0.00	N/A	02/01/24	--	9,200,000.00	9,200,000.00	12/01/22
27	301821027	RT	Crescent Springs	KY	Actual/360	4.800%	31,394.39	13,989.16	0.00	N/A	03/01/24	--	7,848,596.57	7,834,607.41	12/01/22
30	301821030	RT	Fenton	MO	Actual/360	4.860%	27,820.89	12,990.14	0.00	N/A	03/01/24	--	6,869,355.37	6,856,365.23	12/01/22
31	301821031	RT	Lake Elsinore	CA	Actual/360	5.274%	28,321.43	11,544.33	0.00	N/A	02/01/24	--	6,444,011.45	6,432,467.12	12/01/22
32	1341586	OF	Hillsboro	OR	Actual/360	5.040%	24,999.18	12,749.64	0.00	N/A	02/01/24	--	5,952,184.96	5,939,435.32	12/01/22
33	1341340	OF	Houston	TX	Actual/360	4.500%	18,798.27	11,602.85	0.00	N/A	01/01/24	--	5,012,870.82	5,001,267.97	12/01/22
36	301821036	SS	Simi Valley	CA	Actual/360	4.630%	17,924.39	9,083.65	0.00	N/A	03/01/24	--	4,645,629.45	4,636,545.80	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	301821038	MH	Carson City	NV	Actual/360	5.050%	18,304.08	9,229.88	0.00	N/A	03/01/24	--	4,349,485.39	4,340,255.51	12/01/22
39	301821039	RT	Various	PA	Actual/360	5.434%	17,668.03	7,920.49	0.00	N/A	02/01/24	--	3,902,021.42	3,894,100.93	12/01/22
40	301821040	MU	San Diego	CA	Actual/360	4.850%	14,424.71	7,738.35	0.00	N/A	04/01/24	--	3,569,000.86	3,561,262.51	12/01/22
41	301821041	OF	Plano	TX	Actual/360	5.160%	15,378.49	7,580.50	0.00	N/A	01/01/24	--	3,576,393.26	3,568,812.76	12/01/22
42	301821042	MF	South Bend	IN	Actual/360	4.920%	14,784.39	6,759.30	0.00	N/A	03/01/24	--	3,605,948.82	3,599,189.52	12/01/22
43	301821043	SS	Harbor City	CA	Actual/360	4.642%	13,009.08	7,597.22	0.00	N/A	02/01/24	--	3,362,966.94	3,355,369.72	12/01/22
47	301821047	SS	Vernon	CA	Actual/360	4.805%	6,750.99	3,748.36	0.00	N/A	01/01/24	--	1,685,992.29	1,682,243.93	12/01/22
Totals							2,949,352.23	1,202,491.88	0.00				719,846,950.34	718,644,458.46
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	50,169,080.81	37,772,245.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	63,481,157.48	65,534,836.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	(5,125,521.67)	14,098,524.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,745,868.00	33,367,773.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,373,007.55	3,782,213.55	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,104,149.41	2,479,294.41	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,880,225.73	2,661,793.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,713,608.99	901,327.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,136,718.00	1,022,386.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,636,716.00	1,131,765.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,454,763.00	1,284,830.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	975,137.00	719,863.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	582,220.00	340,763.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,188,025.79	912,978.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	313,974.20	125,246.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	996,236.10	869,562.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	785,618.26	623,066.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	531,850.21	129,695.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	347,789.00	383,436.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	217,916.04	34,127.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	799,452.40	665,360.50	02/01/21	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	645,649.00	602,549.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	146,953,641.30	169,443,639.01				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.916253%	4.891171%	14
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.916632%	4.891550%	15
10/17/22	1	3,909,318.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.916986%	4.890652%	16
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	65,806,425.58	4.917359%	4.891025%	17
08/17/22	1	3,625,080.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.915394%	4.889133%	18
07/15/22	0	0.00	0	0.00	1	3,631,239.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.915710%	4.889450%	19
06/17/22	0	0.00	1	3,637,868.29	0	0.00	0	0.00	0	0.00	1	3,637,868.29	0	0.00	3	5,435,423.32	4.916044%	4.889783%	20
05/17/22	0	0.00	0	0.00	1	3,643,973.68	0	0.00	0	0.00	0	0.00	0	0.00	1	33,363,437.72	4.918359%	4.892104%	21
04/18/22	0	0.00	0	0.00	1	3,650,550.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.921246%	4.895023%	22
03/17/22	0	0.00	0	0.00	1	3,656,602.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.921539%	4.895316%	23
02/17/22	0	0.00	0	0.00	1	3,664,124.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.921886%	4.895663%	24
01/18/22	0	0.00	0	0.00	1	3,670,118.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.922175%	4.895951%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		72,749,292	72,749,292	0		0
7 - 12 Months		206,261,416	206,261,416	0		0
13 - 24 Months		439,633,751	439,633,751	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	718,644,458	718,644,458	0	0	0	0
Nov-22	719,846,950	719,846,950	0	0	0	0
Oct-22	720,967,625	717,058,306	3,909,319	0	0	0
Sep-22	722,160,201	722,160,201	0	0	0	0
Aug-22	789,183,562	785,558,481	3,625,081	0	0	0
Jul-22	790,395,153	786,763,913	0	0	3,631,240	0
Jun-22	791,687,697	788,049,828	0	3,637,868	0	0
May-22	798,333,919	794,689,945	0	0	3,643,974	0
Apr-22	833,045,967	829,395,417	0	0	3,650,550	0
Mar-22	834,296,648	830,640,046	0	0	3,656,602	0
Feb-22	835,819,068	832,154,944	0	0	3,664,124	0
Jan-22	837,057,590	833,387,471	0	0	3,670,119	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	301821008	19,883,584.41	5.43000%	19,883,584.41	5.43000%	10	05/01/20	05/01/20	06/11/20
8	301821008	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
9	301821009	14,460,789.16	5.43000%	14,460,789.16	5.43000%	10	05/01/20	05/01/20	06/11/20
9	301821009	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
42	301821042	0.00	4.92000%	0.00	4.92000%	8	06/01/22	06/01/22	--
Totals		34,344,373.57		34,344,373.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	301821023 10/17/17	10,616,896.30	13,270,000.00	13,029,544.19	2,412,647.89	13,029,544.19	10,616,896.30	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,616,896.30	13,270,000.00	13,029,544.19	2,412,647.89	13,029,544.19	10,616,896.30	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	301821023	10/17/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
42	0.00	0.00	215.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	215.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			215.44

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28